Loans and financing- Additional Information (Detail) R$ in Thousands		1 Months Ended					2 Months Ended	12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Mar. 31, 2020	Oct. 31, 2019 BRL (R$)	Jun. 30, 2019	Jul. 31, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2017 BRL (R$) category	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 6,083,650						R$ 6,083,650		R$ 6,746,188	R$ 2,837,022
SRC companhia securitizadora de ceditos financeiros
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	103.00%
Borrowings maturity, term	12 months
Accounts receivables from card issuers used as collateral, in equivalent amount of percentage of loan balance	106.00%
Borrowings, renewal term					2 years
SRC companhia securitizadora de ceditos financeiros | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate					109.80%
Obligation To Fidcar Quota Holders
Disclosure of detailed information about borrowings [line items]
Number of senior quotas issued | category									3
Borrowings, face amount			R$ 2,500,000						R$ 2,059,500
Borrowings, periodic interest payment term									6 months
Borrowings, redemption period									3 years
Benchmark return rate						106.00%			106.80%
Borrowings maturity, term			36 months			24 months
Borrowings maturity, term, grace period			15 months			18 months
Borrowings, periodic interest payment term during grace period for repayment			3 months			6 months
Borrowings, amortization of principal and periodic interest payment, term			3 months
Borrowings		4,114,315						4,114,315		3,690,542	2,064,333
Obligation To Fidcar Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis			1.50%
Obligation To FIDC TAPSO Quota Holders
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount					R$ 20,000
Benchmark return rate					115.00%
Borrowings maturity, term					6 months
Obligation To FIDC TAPSO Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate				1.15%
Obligations to FIDC SOMA III quota holders
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		R$ 580,000						580,000
Borrowings maturity, term		36 months
Borrowings, third-party capital raised		R$ 493,000						493,000
Proceeds from non-current borrowings								246,500
Borrowings		239,759						239,759		0
Obligations to FIDC SOMA III quota holders | Senior Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised		348,000						348,000
Obligations to FIDC SOMA III quota holders | Mezzanine Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised		R$ 145,000						R$ 145,000
Obligations to FIDC SOMA III quota holders | CDI Rate | Senior Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis		4.00%						4.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Mezzanine Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis		7.00%						7.00%
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 390,830						R$ 390,830		1,777,083	750
Bank borrowings | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, annual price range								0.68%
Bank borrowings | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, annual price range								1.20%
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 398,358						R$ 398,358		R$ 394,997	R$ 0
Proceeds from issue of bonds, notes and debentures							R$ 400,000
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate							109.00%